SCHEDULE OF CASH AND BANK BALANCES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash on hand		¥ 1,709
Cash at banks	3,936	26,171
Cash and bank balances	¥ 3,936	¥ 27,880